Performance Management	Dec. 31, 2025
Foreign Smaller Companies Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.ftinstitutional.com or by calling (800) 321-8563.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q2	23.82%
Worst Quarter:	2020, Q1	-31.92%

Performance Table Heading	Average Annual Total Returns For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - Foreign Smaller Companies Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index-NR
MSCI All Country World ex-US Index-NR | Average Annual Return, Percent		32.39%	7.91%	8.41%
MSCI AC World ex-US Small Cap Index-NR | Average Annual Return, Label [Optional Text]	MSCI AC World ex-US Small Cap Index-NR
MSCI AC World ex-US Small Cap Index-NR | Average Annual Return, Percent		29.26%	6.91%	8.13%
Advisor Class | Average Annual Return, Label [Optional Text]	Return before taxes
Advisor Class | Average Annual Return, Percent		9.98%	1.09%	4.36%
Advisor Class | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Advisor Class | After Taxes on Distributions | Average Annual Return, Percent		(0.91%)	(2.34%)	1.96%
Advisor Class | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Advisor Class | After Taxes on Distributions and Sales | Average Annual Return, Percent		13.74%	0.90%	3.41%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	ftinstitutional.com
Performance Availability Phone [Text]	(800) 321-8563
Foreign Smaller Companies Series | Advisor Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	23.82%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(31.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
International Equity Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Primary Shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.ftinstitutional.com or by calling (800) 321-8563.

The additional index MSCI EAFE Index-NR in the table below shows how the Fund's performance compares to an additional leading developed markets index.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	Primary Shares Annual Total Returns
Bar Chart Closing [Text Block]

Best Quarter:	2020, Q4	22.67%
Worst Quarter:	2020, Q1	-24.71%

Performance Table Heading	Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2025
Performance [Table]
Average Annual Total Returns - International Equity Series		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World ex-US Index-NR | Average Annual Return, Label [Optional Text]	MSCI All Country World ex-US Index-NR
MSCI All Country World ex-US Index-NR | Average Annual Return, Percent		32.39%	7.91%	8.41%
MSCI EAFE Index-NR | Average Annual Return, Label [Optional Text]	MSCI EAFE Index-NR
MSCI EAFE Index-NR | Average Annual Return, Percent		31.22%	8.93%	8.18%
Primary Shares | Average Annual Return, Label [Optional Text]	Return before taxes
Primary Shares | Average Annual Return, Percent		31.09%	10.87%	7.63%
Primary Shares | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Return after taxes on distributions
Primary Shares | After Taxes on Distributions | Average Annual Return, Percent		20.89%	5.45%	3.96%
Primary Shares | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Return after taxes on distributions and sale of Fund shares
Primary Shares | After Taxes on Distributions and Sales | Average Annual Return, Percent		24.48%	7.19%	5.14%
Service Shares | Average Annual Return, Percent		30.80%	10.73%	7.48%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(index reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding)
Performance Availability Website Address [Text]	ftinstitutional.com
Performance Availability Phone [Text]	(800) 321-8563
International Equity Series | Primary Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.67%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.71%)
Lowest Quarterly Return, Date	Mar. 31, 2020